Related Party Transactions - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2020 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party		$ 449		$ 121
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party		78		81	$ 86
Amount payable to related party		$ 12		12
Description of ownership interest in related party		One-third ownership	One-third ownership
Unsecured loan facility		$ 100		100
Charles Schwab Corporate [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party		75
Amount payable to related party		344
Undrawn borrowing facilities		$ 305
Charles Schwab Corporate [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Banking service fee		0.15%	0.15%
Deposits under the Schwab IDA Agreement		$ 195,000				$ 146,000
Allowable maximum annual adjustment to sweep deposits			$ 10,000
Average insured deposit						194,000
Cash paid to related party	$ 136
Charles Schwab Corporate [member] | Insured Deposit Account Agreement [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Allowable maximum adjustment to sweep deposits						$ 50,000
TD Ameritrade Holding Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party				41
Amount payable to related party				168
Undrawn borrowing facilities				291
TD Ameritrade Holding Corporation [member] | Insured Deposit Account Agreement [member]
Disclosure of transactions between related parties [line items]
Banking service fee		0.25%	0.25%
Average insured deposit		$ 176,000		140,000	140,000
Cash paid to related party		$ 1,900		$ 2,200	$ 1,900